UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests - 111.9% (79.8% of Total Investments) (4)
	Aerospace & Defense - 0.9% (0.6% of Total Investments)
$2,024	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB-	$2,029,712
1,995	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	2,028,251
4,019	Total Aerospace & Defense				4,057,963
	Airlines - 2.7% (1.9% of Total Investments)
7,980	Delta Air Lines Inc., Term Loan B1	4.250%	10/24/18	Ba2	8,078,505
2,993	Delta Air Lines Inc., Term Loan B2	5.250%	4/24/16	Ba2	3,022,425
1,000	United Airlines Inc., Term Loan B	4.000%	4/01/19	Ba2	1,013,119
11,973	Total Airlines				12,114,049
	Auto Components - 2.7% (1.9% of Total Investments)
7,028	Federal-Mogul Corporation, Tranche B, Term Loan	2.138%	12/29/14	B1	6,677,933
3,586	Federal-Mogul Corporation, Tranche C, Term Loan	2.138%	12/28/15	B1	3,407,888
2,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	1,985,000
12,614	Total Auto Components				12,070,821
	Beverages - 0.3% (0.2% of Total Investments)
1,500	Constellation Brands, Inc., Term Loan, WI/DD	TBD	TBD	N/R	1,496,250
	Biotechnology - 1.8% (1.3% of Total Investments)
3,524	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	3,572,198
4,660	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	4,702,358
8,184	Total Biotechnology				8,274,556
	Capital Markets - 1.5% (1.1% of Total Investments)
1,700	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	1,728,688
4,912	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	5,002,077
6,612	Total Capital Markets				6,730,765
	Chemicals - 0.9% (0.7% of Total Investments)
495	Houghton International, Inc., U.S. Term Loan, First Lien	5.250%	12/20/19	B1	503,250
2,079	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	2,108,886
1,496	PQ Corporation, Term Loan, First Lien	4.500%	8/07/17	B+	1,515,755
4,070	Total Chemicals				4,127,891
	Commercial Services & Supplies - 3.2% (2.3% of Total Investments)
2,917	Aramark Corporation, Term Loan, Tranche D	4.000%	2/20/20	BB-	2,959,189
481	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B	489,275
1,500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	1,537,500
2,006	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	2,038,647
2,345	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	2,382,199
316	Ceridian Corporation, Extended Term Loan	5.949%	5/09/17	B1	322,229
2,484	Harland Clarke Holdings Corporation, Term Loan B3, WI/DD	TBD	TBD	B+	2,480,895
990	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	998,044
983	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	B+	984,956
14,022	Total Commercial Services & Supplies				14,192,934
	Communications Equipment - 2.6% (1.9% of Total Investments)
2,245	Alcatel-Lucent, Term Loan C	7.250%	1/29/19	BB-	2,305,334
2,000	Arris Group, Inc., Term Loan B	3.500%	4/17/20	BB-	2,006,562
2,500	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	2,556,250
4,764	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	4,825,784
11,509	Total Communications Equipment				11,693,930
	Computers & Peripherals - 0.4% (0.3% of Total Investments)
1,596	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	1,620,679
	Consumer Finance - 1.3% (0.9% of Total Investments)
969	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	959,063
3,460	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	3,493,052
1,416	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B	1,424,330
5,845	Total Consumer Finance				5,876,445
	Distributors - 1.5% (1.0% of Total Investments)
6,451	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	6,542,980
	Diversified Consumer Services - 2.3% (1.7% of Total Investments)
3,046	Cengage Learning Acquisitions, Inc., Term Loan	2.700%	7/03/14	CCC	2,385,440
3,129	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	3,168,331
4,842	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	4,888,024
11,017	Total Diversified Consumer Services				10,441,795
	Diversified Financial Services - 3.3% (2.3% of Total Investments)
2,874	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,884,605
2,750	Ocwen Financial Corporation, Term Loan B	5.000%	1/23/18	B1	2,799,844
8,874	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	9,008,210
14,498	Total Diversified Financial Services				14,692,659
	Diversified Telecommunication Services - 2.1% (1.5% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.698%	3/06/14	BB+	3,014,610
995	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.250%	4/02/18	BB-	1,010,754
2,000	Intelsat, Unsecured Term Loan	2.698%	2/01/14	B	2,001,562
3,500	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	3,545,500
9,495	Total Diversified Telecommunication Services				9,572,426
	Electric Utilities - 0.3% (0.2% of Total Investments)
2,022	TXU Corporation, 2014 Term Loan	3.731%	10/10/14	B2	1,523,057
	Electrical Equipment - 0.6% (0.4% of Total Investments)
2,500	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	2,525,000
	Electronic Equipment & Instruments - 0.7% (0.5% of Total Investments)
3,413	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	3,079,781
	Food & Staples Retailing - 1.7% (1.2% of Total Investments)
2,000	Albertson’s, Inc., Term Loan B	5.750%	3/21/16	BB-	2,027,656
500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/26/20	CCC+	520,782
4,875	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	4,942,031
7,375	Total Food & Staples Retailing				7,490,469
	Food Products - 8.2% (5.8% of Total Investments)
2,993	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	3,039,258
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	931,500
1,343	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B	1,357,064
1,500	Dole Food Company, Inc., Term Loan, WI/DD	TBD	TBD	Ba3	1,512,188
1,737	Ferrara Candy Company, Term Loan B	7.504%	6/18/18	B	1,773,784
12,500	H.J. Heinz Company, Term Loan B2, WI/DD	TBD	TBD	BB	12,629,300
1,500	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	1,509,369
1,000	Sprouts Farmers Market Holdings LLC, Term Loan	4.500%	4/23/20	B+	1,005,625
1,500	Supervalu, Inc., New Term Loan, DD1	6.250%	3/13/19	B+	1,525,001
11,401	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	11,566,446
36,374	Total Food Products				36,849,535
	Health Care Equipment & Supplies - 4.2% (3.0% of Total Investments)
1,500	Bausch & Lomb, Inc., Term Loan, (10)	6.250%	5/31/18	B+	1,512,188
998	Bausch & Lomb, Inc., Delayed Draw, Term Loan B	3.450%	11/24/16	B+	1,011,216
5,955	Bausch & Lomb, Inc., Term Loan B	4.000%	4/25/19	B+	6,035,500
2,171	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	2,203,072
6,913	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	7,046,563
995	United Surgical Partners International, Inc., Term Loan, First Lien	4.750%	2/14/19	B1	1,006,816
18,532	Total Health Care Equipment & Supplies				18,815,355
	Health Care Providers & Services - 9.0% (6.5% of Total Investments)
4,000	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	4,011,876
3,990	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	4,041,527
938	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	935,886
2,993	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B+	3,017,822
7,709	Golden Living, Term Loan	5.000%	5/04/18	B1	7,550,064
977	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	988,100
1,496	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,521,499
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	1,550,625
956	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	965,817
1,390	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,425,974
97	LifeCare Holdings, Inc., Term Loan Add On, (5)	0.000%	2/01/16	N/R	90,737
538	LifeCare, Term Loan, (5)	0.000%	2/01/16	N/R	503,044
2,985	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	3,029,551
4,176	Select Medical Corporation, Term Loan	5.500%	6/01/18	B+	4,227,795
3,970	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	2/13/18	B+	4,026,500
1,500	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,531,875
1,291	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,305,666
40,506	Total Health Care Providers & Services				40,724,358
	Hotels, Restaurants & Leisure - 3.9% (2.8% of Total Investments)
2,918	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	2,944,487
1,426	BLB Management Services, Inc., Term Loan, WI/DD	TBD	TBD	BB-	1,449,692
2,616	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.450%	1/28/18	B	2,380,709
1,380	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	1,395,032
2,970	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	B+	3,016,406
1,995	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	2,028,943
748	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	CCC	706,581
3,000	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	3,043,749
794	Wendy’s, Inc., Term Loan B	4.750%	5/15/19	BB-	798,763
17,847	Total Hotels, Restaurants & Leisure				17,764,362
	Household Durables - 1.1% (0.8% of Total Investments)
998	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	1,012,730
1,114	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	1,132,527
2,750	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	2,780,938
4,862	Total Household Durables				4,926,195
	Household Products - 0.8% (0.6% of Total Investments)
3,500	American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%	4/16/20	B1	3,532,435
	Independent Power Producers & Energy Traders - 0.3% (0.2% of Total Investments)
1,500	Equipower Resources Holdings LLC, Term Loan, Second Lien	10.000%	6/19/19	BB	1,545,000
	Industrial Conglomerates - 1.6% (1.1% of Total Investments)
5,000	DuPont Performance Coatings, Dollar Term Loan B	4.750%	1/17/20	B+	5,070,835
1,955	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B2	1,978,304
6,955	Total Industrial Conglomerates				7,049,139
	Insurance - 1.3% (1.0% of Total Investments)
3,491	USI Holdings Corporation, Term Loan B	5.250%	12/27/19	B1	3,540,711
2,438	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	2,463,398
5,929	Total Insurance				6,004,109
	Internet & Catalog Retail - 1.0% (0.7% of Total Investments)
4,489	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	4,528,027
	Internet Software & Services - 2.4% (1.7% of Total Investments)
3,491	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	3,547,965
2,406	Sabre Inc., Term Loan C	4.000%	2/19/18	B1	2,427,906
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	2,060,000
2,910	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	2,968,400
10,807	Total Internet Software & Services				11,004,271
	IT Services - 1.7% (1.2% of Total Investments)
3,000	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	3,015,000
746	Genpact International, Inc., Term Loan	4.250%	8/30/19	BB+	758,843
2,500	SunGard Data Systems, Inc., Term Loan E	4.000%	3/07/20	BB	2,535,158
1,530	VFH Parent LLC, Term Loan B	5.805%	7/08/16	Ba2	1,550,094
7,776	Total IT Services				7,859,095
	Leisure Equipment & Products - 2.1% (1.5% of Total Investments)
7,000	Bombardier Recreational Products, Inc., Term Loan B	5.000%	1/30/19	B+	7,083,125
2,200	Equinox Holdings, Inc., Term Loan, First Lien	4.500%	1/31/20	B1	2,227,500
9,200	Total Leisure Equipment & Products				9,310,625
	Machinery - 0.3% (0.2% of Total Investments)
1,493	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	1,510,151
	Media - 8.9% (6.4% of Total Investments)
3,127	Yell Group PLC, Term Loan, (5)	0.000%	7/31/14	N/R	653,785
1,102	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	BB	1,121,050
1,742	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.700%	7/04/17	CCC	1,305,322
2,409	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	2,455,562
2,905	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	3,027,543
995	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B	1,013,451
2,000	Internet Brands, Inc., Term Loan B	6.250%	3/13/19	B+	2,013,750
3,000	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	2,995,500
1,990	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	2,016,119
571	NEP Broadcasting, Term Loan, Second Lien	9.500%	6/18/20	CCC+	597,619
3,438	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	3,532,373
6,983	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	7,076,729
8,600	Univision Communications, Inc., Term Loan C1	4.750%	2/14/20	B+	8,697,845
2,143	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	2,166,964
1,500	UPC Broadband Holding BV, Term Loan AH, WI/DD	TBD	TBD	BB-	1,498,595
42,505	Total Media				40,172,207
	Metals & Mining - 0.2% (0.1% of Total Investments)
785	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	798,956
	Multiline Retail - 0.3% (0.2% of Total Investments)
1,122	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	1,138,788
	Multi-Utilities - 0.2% (0.2% of Total Investments)
998	ADS Waste Holdings, Inc., Term Loan B	4.250%	8/05/19	B+	1,011,004
	Oil, Gas & Consumable Fuels - 2.8% (2.0% of Total Investments)
1,410	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	1,440,206
1,650	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	1,667,384
982	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	970,254
744	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	756,509
3,000	Plains Exploration and Production Company, Term Loan	4.000%	11/30/19	Ba1	3,012,000
1,750	Rice Drilling LLC., Term Loan, Second Lien, WI/DD	TBD	TBD	N/R	1,760,937
1,667	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	1,688,542
1,000	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	1,011,000
500	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	507,500
12,703	Total Oil, Gas & Consumable Fuels				12,814,332
	Personal Products - 0.3% (0.2% of Total Investments)
1,096	Prestige Brands, Inc., Term Loan B1	3.750%	1/31/19	BB-	1,114,544
	Pharmaceuticals - 6.2% (4.4% of Total Investments)
2,168	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	2,210,338
1,298	Generic Drug Holdings, Inc., Term Loan B	5.000%	10/29/19	B+	1,311,615
84	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	92,708
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	93,750
2,280	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	2,303,839
3,948	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	4,010,117
4,860	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	4,928,480
1,995	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,982,531
3,134	Valeant Pharmaceuticals International, Inc., Series D, Term Loan	3.500%	2/19/19	BBB-	3,174,918
977	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	993,312
2,245	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	2,281,865
796	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	808,577
1,769	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	1,798,136
1,583	Warner Chilcott Corporation, Term Loan B4	3.243%	8/15/17	BBB-	1,600,156
317	Warner Chilcott Corporation, Term Loan B5	3.243%	8/20/17	BBB-	320,031
30,578	Total Pharmaceuticals				27,910,373
	Real Estate Investment Trust - 1.7% (1.2% of Total Investments)
2,000	Capital Automotive LP, Term Loan, Second Lien, WI/DD	TBD	TBD	N/R	2,070,000
3,181	iStar Financial, Inc., Term Loan	4.500%	10/16/17	B+	3,218,939
2,500	Starwood Property Trust, Inc., Term Loan B	3.500%	4/11/20	B1	2,512,500
7,681	Total Real Estate Investment Trust				7,801,439
	Real Estate Management & Development - 1.9% (1.3% of Total Investments)
4,270	Capital Automotive LP, Term Loan, Tranche B1	4.250%	4/10/19	BB+	4,310,403
4,000	Realogy Corporation, Term Loan B	4.500%	3/01/20	BB-	4,054,500
8,270	Total Real Estate Management & Development				8,364,903
	Road & Rail - 0.7% (0.5% of Total Investments)
3,007	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/01/17	BB	3,062,539
	Semiconductors & Equipment - 2.0% (1.4% of Total Investments)
3,000	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/13/20	B1	3,040,782
1,995	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	2,046,537
2,935	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B1	3,007,549
968	Spansion LLC, Term Loan B	5.250%	12/13/18	BB+	980,058
8,898	Total Semiconductors & Equipment				9,074,926
	Software - 10.2% (7.3% of Total Investments)
4,843	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	4,914,428
2,285	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	2,330,750
2,617	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	2,655,920
1,000	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	1,022,188
4,750	Emdeon Business Services LLC, Term Loan B2	3.750%	11/09/18	BB-	4,803,451
1,990	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	2,007,425
1,097	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/01/20	B+	1,108,466
11,041	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	11,239,492
3,380	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	3,362,663
4,000	IPC Systems, Inc., Term Loan, Second Lien	5.448%	6/01/15	CCC	3,620,000
4,726	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	4,819,300
1,596	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	1,635,651
800	RedPrairie Corporation, Term Loan, Second Lien	11.250%	12/21/19	CCC+	850,000
1,377	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB	1,388,934
142	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB	143,683
45,644	Total Software				45,902,351
	Specialty Retail - 1.4% (1.0% of Total Investments)
2,736	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	2,785,862
2,052	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	2/05/18	B+	2,076,273
496	Lord & Taylor Holdings LLC, Term Loan	6.750%	1/11/19	BB	502,334
957	Tempur-Pedic International, Inc., Term Loan B	5.000%	3/18/20	BB	974,174
6,241	Total Specialty Retail				6,338,643
	Textiles, Apparel & Luxury Goods - 0.8% (0.6% of Total Investments)
2,000	Philips-Van Heusen Corporation, Term Loan B	3.250%	12/19/19	BBB-	2,020,250
1,705	Wolverine World Wide, Inc., Tranche B, Term Loan	4.000%	10/09/19	Ba2	1,728,805
3,705	Total Textiles, Apparel & Luxury Goods				3,749,055
	Trading Companies & Distributors - 0.3% (0.2% of Total Investments)
1,266	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	1,280,433
	Transportation Infrastructure - 0.2% (0.2% of Total Investments)
1,000	American Commercial Lines LLC, Term Loan, First Lien	7.500%	9/22/19	B-	1,011,250
	Wireless Telecommunication Services - 5.1% (3.6% of Total Investments)
4,556	Asurion LLC, Term Loan B1	4.500%	5/24/19	Ba3	4,621,635
750	Charter Communications Operating Holdings LLC, Term Loan E, WI/DD	TBD	TBD	Baa3	749,395
9,261	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.848%	1/29/16	CCC+	8,508,911
3,000	Cricket Communications, Inc., Term Loan C	4.750%	3/08/20	Ba3	3,020,625
2,750	Fairpoint Communications, Inc., Term Loan B, DD1	7.500%	2/11/19	B	2,708,258
1,990	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,994,975
357	LTS Buyer LLC, Term Loan B, First Lien	4.500%	4/13/20	B1	361,455
930	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	944,767
23,594	Total Wireless Telecommunication Services				22,910,021
$507,579	Total Variable Rate Senior Loan Interests (cost $498,855,298)				504,002,871
Shares	Description (1)				Value
	Common Stocks - 3.7% (2.6% of Total Investments)
	Building Products - 1.3% (0.9% of Total Investments)
124,402	Masonite Worldwide Holdings, (6)				$5,784,693
	Hotels, Restaurants & Leisure - 0.2% (0.2% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6)				924,902
	Media - 2.2% (1.5% of Total Investments)
182,499	Metro-Goldwyn-Mayer, (6)				7,163,086
44,843	Tribune Company, (6)				2,544,840
36,087	Tribune Company, (8)				-
	Total Media				9,707,926
	Total Common Stocks (cost $19,087,685)				16,417,521
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds - 0.3% (0.3% of Total Investments)
	Communications Equipment - 0.3% (0.3% of Total Investments)
$550	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$533,500
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	N/R	973,125
$1,550	Total Convertible Bonds (cost $1,307,500)				1,506,625
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds - 12.2% (8.7% of Total Investments)
	Commercial Services & Supplies - 0.6% (0.4% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$518,125
1,500	Harland Clarke Holdings	9.500%	5/15/15	B-	1,503,750
500	Tervita Corporation, 144A	8.000%	11/15/18	B2	523,750
2,500	Total Commercial Services & Supplies				2,545,625
	Communications Equipment - 1.6% (1.1% of Total Investments)
3,500	Avaya Inc., 144A	9.000%	4/01/19	B1	3,570,000
3,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	3,097,500
450	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	509,625
6,950	Total Communications Equipment				7,177,125
	Diversified Consumer Services - 0.2% (0.1% of Total Investments)
900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	927,000
	Diversified Telecommunication Services - 0.2% (0.2% of Total Investments)
900	IntelSat Limited	11.250%	2/04/17	CCC+	958,500
	Health Care Equipment & Supplies - 0.9% (0.7% of Total Investments)
2,450	Kinetic Concepts	10.500%	11/01/18	B	2,750,125
1,455	Rotech Healthcare Inc.	10.750%	10/15/15	D	1,462,275
3,905	Total Health Care Equipment & Supplies				4,212,400
	Health Care Providers & Services - 1.3% (0.9% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	Caa1	1,570,000
2,750	HCA Inc., (9)	8.500%	4/15/19	BB+	3,031,875
1,000	LifeCare Holdings Inc., (5)	9.250%	8/15/13	CC	1,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,145,000
6,750	Total Health Care Providers & Services				5,747,875
	Household Products - 0.7% (0.5% of Total Investments)
2,750	Spectrum Brands Inc.	9.500%	6/15/18	Ba3	3,090,313
	IT Services - 0.5% (0.4% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	2,175,000
	Machinery - 0.7% (0.5% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,131,250
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,127,500
3,000	Total Machinery				3,258,750
	Media - 3.4% (2.4% of Total Investments)
2,475	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	2,475,000
3,750	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	3,234,375
3,600	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	2,646,000
5,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	5,376,250
1,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	1,030,000
400	WMG Acquisition Group	11.500%	10/01/18	B	476,000
16,725	Total Media				15,237,625
	Pharmaceuticals - 0.7% (0.5% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,210,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,132,500
3,000	Total Pharmaceuticals				3,342,500
	Road & Rail - 0.4% (0.3% of Total Investments)
2,000	Avis Budget Car Rental	2.790%	5/15/14	B+	1,997,520
	Software - 0.7% (0.5% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	1,003,000
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,137,500
2,725	Total Software				3,140,500
	Specialty Retail - 0.1% (0.1% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	577,500
	Wireless Telecommunication Services - 0.2% (0.1% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	761,250
$55,355	Total Corporate Bonds (cost $52,301,926)				55,149,483
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities - 5.4% (3.8% of Total Investments)
$800	BlueMountain Collateralized Loan Obligation, Series 2012 2A E14	5.425%	11/20/24	BB	$754,820
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.776%	7/20/23	BB	2,435,777
500	Dryden Senior Loan 2013-26A E, 144A	4.825%	7/15/25	BB	445,932
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.677%	1/15/23	BB	1,359,377
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.789%	11/22/22	BB	1,447,038
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A, (7), (8)	6.039%	4/15/24	BB	233,175
2,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.027%	4/15/22	BB	1,929,152
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.426%	4/19/22	BB	1,384,711
1,800	LCM Limited Partnership Series 2012A, 144A	6.026%	10/19/22	BB	1,778,533
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.626%	4/22/22	BB	1,445,252
1,000	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	4.626%	4/22/22	BBB	1,001,633
1,200	Magnetite IV CLO Limited, Series 2012-6A E, 144A	6.030%	9/15/23	BB	1,165,747
2,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.790%	5/15/23	BB	2,005,060
2,240	Oak Hill Credit Partners, Series 2012-7A	5.289%	11/20/23	BB	2,091,755
1,000	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.780%	12/15/22	BB	1,001,577
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.788%	5/24/23	BB	1,907,702
2,000	Race Point Collateralized Loan Obligations, Series 2012-7A, 144A	5.293%	11/08/24	BB-	1,839,264
$25,290	Total Asset-Backed Securities (cost $21,883,899)				24,226,505
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 6.7% (4.8% of Total Investments)
$30,353	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $30,353,097, collateralized by $29,945,000 U.S. Treasury Notes, 1.375%, due 11/30/15, value $30,960,345	0.010%	5/01/13		$30,353,089
	Total Short-Term Investments (cost $30,353,089)				30,353,089
	Total Investments (cost $623,789,397) - 140.2%				631,656,094
	Borrowings - (35.5)% (11), (12)				(159,900,000)
	Other Assets Less Liabilities - (4.7)% (13)				(21,203,608)
	Net Assets Applicable to Common Shares - 100%				$450,552,486

Investments in Derivatives as of April 30, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (11)
Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(321,132)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,610,973)
							$(1,932,105)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$504,002,871	$—	$504,002,871
Common Stocks	16,417,521	—	—	**	16,417,521
Convertible Bonds	—	1,506,625	—	1,506,625
Corporate Bonds	—	55,149,483	—	55,149,483
Asset-Backed Securities	—	23,993,330	233,175	24,226,505
Short-Term Investments:
Repurchase Agreements	—	30,353,089	—	30,353,089
Derivatives:
Interest Rate Swaps*	—	(1,932,105)	—	(1,932,105)
Total	$16,417,521	$613,073,293	$233,175	$629,723,989

*Represents net unrealized appreciation (depreciation).

**Value equals zero as of the end of the reporting period.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$13,872,681	$—	$—	$(13,872,681)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions, and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments (excluding investments in derivatives) was $624,089,538.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation	$19,943,200
Depreciation	(12,376,644)

Net unrealized appreciation (depreciation) of investments	$7,566,556

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	For fair value measurement disclosure purposes, Asset-Backed Securities classified as Level 3.
(8)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(10)	Investment, or portion of investment, represents a participation of a Senior Loan commitment outstanding.
(11)	Borrowings as a percentage of Total Investments is 25.3%.
(12)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013